REFUND PAYABLE TO MEMBERS - Schedule of Referral Incentive Fees (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Refund payable to members	¥ 4,398	¥ 26,883	¥ 396,024	¥ 147,943